United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-Q
Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-3385

(Investment Company Act File Number)

Federated Stock Trust
_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, Pennsylvania 15237-7000
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  10/31/08

Date of Reporting Period:  Quarter ended 1/31/08

Item 1.                      Schedule of Investments
Federated Stock Trust

Portfolio of Investments

January 31, 2008 (unaudited)

Shares			Value
		COMMON STOCKS —99.7%
		Aerospace & Defense—6.6%
97,200		L-3 Communications Holdings, Inc.	$10,772,676
87,800		Lockheed Martin Corp.	9,475,376
132,480		Northrop Grumman Corp.	10,513,613
		TOTAL	30,761,665
		Auto Components—1.1%
66,100		Magna International, Inc., Class A	5,204,053
		Beverages—1.4%
137,400	[1]	Coca-Cola Femsa SA, ADR	6,450,930
		Capital Markets—4.7%
76,700		Lehman Brothers Holdings, Inc.	4,921,839
91,090		Merrill Lynch & Co., Inc.	5,137,476
243,000		Morgan Stanley	12,011,490
		TOTAL	22,070,805
		Chemicals—1.6%
65,600		Dow Chemical Co.	2,536,096
77,600		PPG Industries, Inc.	5,128,584
		TOTAL	7,664,680
		Commercial Banks—1.0%
133,420		Wells Fargo & Co.	4,537,614
		Computers & Peripherals—6.5%
223,900	[1]	Dell, Inc.	4,486,956
269,500		Hewlett-Packard Co.	11,790,625
70,800		IBM Corp.	7,599,672
254,100	[1]	Western Digital Corp.	6,720,945
		TOTAL	30,598,198
		Containers & Packaging—0.7%
117,800	[1]	Pactiv Corp.	3,370,258
		Diversified Financial Services—5.6%
57,530		Goldman Sachs Group, Inc.	11,550,298
308,200		J.P. Morgan Chase & Co.	14,654,910
		TOTAL	26,205,208
		Diversified Telecommunication Services—4.6%
220,750		AT&T, Inc.	8,496,667
62,466		Embarq Corp.	2,829,710
405,800		Qwest Communications International, Inc.	2,386,104
200,796		Verizon Communications	7,798,917
		TOTAL	21,511,398
		Electric Utilities—2.0%
494,900		Duke Energy Corp.	9,234,834
		Food & Staples Retailing—2.7%
176,300		Kroger Co.	4,486,835
161,200		Wal-Mart Stores, Inc.	8,201,856
		TOTAL	12,688,691
		Food Products—1.2%
197,710		Kraft Foods, Inc., Class A	5,784,995
		Health Care Equipment & Supplies—1.9%
202,122		Covidien Ltd.	9,020,705
		Health Care Providers & Services—1.8%
58,000		Cardinal Health, Inc.	3,362,260
103,100		UnitedHealth Group, Inc	5,241,604
		TOTAL	8,603,864
		Hotels Restaurants & Leisure—0.8%
67,250		McDonald's Corp	3,601,237
		Household Products—1.3%
93,100		Kimberly-Clark Corp.	$6,112,015
		Independent Power Producers & Energy Traders—1.1%
130,900	[1]	NRG Energy, Inc.	5,051,431
		Industrial Conglomerates —2.4%
143,900		3M Co.	11,461,635
		Insurance —12.5%
217,390		Ace Ltd.	12,682,532
232,600		Aflac, Inc.	14,265,358
117,900		AON Corp.	5,131,008
129,200		Endurance Specialty Holdings Ltd.	5,235,184
43,280		Hartford Financial Services Group, Inc.	3,495,726
215,600		Loews Corp.	10,066,364
131,100		RenaissanceRe Holdings Ltd.	7,471,389
		TOTAL	58,347,561
		IT Services—2.3%
57,500	[1]	Computer Sciences Corp.	2,433,400
163,800	[1]	Fiserv, Inc.	8,414,406
		TOTAL	10,847,806
		Machinery—3.1%
114,200		Dover Corp.	4,609,112
61,300		Eaton Corp.	5,073,188
92,300		Illinois Tool Works, Inc.	4,651,920
		TOTAL	14,334,220
		Media—1.8%
187,400		Regal Entertainment Group	3,474,396
159,300		Walt Disney Co.	4,767,849
		TOTAL	8,242,245
		Metals & Mining—2.1%
218,600		Alcoa, Inc.	7,235,660
30,000		Freeport-McMoRan Copper & Gold, Inc.	2,670,900
		TOTAL	9,906,560
		Multi-Utilities—0.8%
99,900		SCANA Corp.	3,725,271
		Office Electronics—1.4%
420,300		Xerox Corp.	6,472,620
		Oil Gas & Consumable Fuels—12.3%
68,200		BP PLC, ADR	4,347,750
135,838		Chevron Corp.	11,478,311
94,600		ConocoPhillips	7,598,272
178,590		Exxon Mobil Corp.	15,430,176
71,800		Hess Corp.	6,521,594
102,700		Occidental Petroleum Corp.	6,970,249
86,800		Valero Energy Corp.	5,137,692
		TOTAL	57,484,044
		Pharmaceuticals—7.8%
139,800		Abbott Laboratories	7,870,740
354,700		Bristol-Myers Squibb Co.	8,225,493
126,100	[1]	Forest Laboratories, Inc., Class A	5,014,997
151,250		Johnson & Johnson	9,568,075
242,060		Pfizer, Inc.	5,661,783
		TOTAL	36,341,088
		Software—2.2%
278,800	[1]	Oracle Corp.	5,729,340
263,100	[1]	Symantec Corp.	4,717,383
		TOTAL	10,446,723
		Specialty Retail—0.7%
111,800		TJX Cos., Inc.	3,528,408
		Textiles Apparel & Luxury Goods—0.5%
40,900		Nike, Inc., Class B	2,525,984
		Tobacco—3.2%
115,580		Altria Group, Inc.	8,763,276
94,900		Reynolds American, Inc.	6,010,017
		TOTAL	14,773,293
		TOTAL COMMON STOCKS (IDENTIFIED COST $401,657,894)	466,910,039
		MUTUAL FUND—1.0%
4,544,407	[2,3]	Prime Value Obligations Fund, Institutional Shares, 4.24% (AT NET ASSET VALUE)	$4,544,407
		TOTAL INVESTMENTS —100.7% (IDENTIFIED COST $406,202,302)[4]	471,454,446
		OTHER ASSETS AND LIABILITIES—NET—(0.7%)[5]	(3,103,645)
		TOTAL NET ASSETS—100%	$468,350,801

1	Non-income producing security.
2	Affiliated company.
3	7-Day net yield.
4
At January 31, 2008, the cost of investments for federal tax purposes was $406,202,302.  The net unrealized appreciation from investments was $65,252,145. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $79,556,942 and net unrealized depreciation from investments for those securities having an excess of cost over value of $14,304,797.

5	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2008.

INVESTMENT VALUATION
In calculating its net asset value (NAV), the Fund generally values investments as follows:

•	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.

•	Shares of other mutual funds are valued based upon their reported NAVs.

•
Fixed-income securities acquired with remaining maturities greater than sixty-days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees(the “Trustees”).

•	Fixed-income securities acquired with remaining maturities of sixty-days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).

•	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.

•	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

FAIR VALUATION AND SIGNIFICANT EVENTS PROCEDURES
The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

•	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;

•
With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

•	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and

•
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

The following acronym is used throughout this portfolio:

ADR	--American Depositary Receipt

Item 2.                      Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.                      Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant         Federated Stock Trust

By                      /S/ Richard A. Novak

Richard A. Novak
Principal Financial Officer

Date                      March 20, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By                      /S/ J. Christopher Donahue

J. Christopher Donahue
Principal Executive Officer

Date                      March 20, 2008

By                      /S/ Richard A. Novak

Richard A. Novak
Principal Financial Officer

Date                      March 20, 2008